Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2021

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2021
2	Collection Period	9/1/2021	9/30/2021	30
3	Monthly Interest Period-Actual	9/15/2021	10/14/2021	30
4	Monthly Interest - Scheduled	9/15/2021	10/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	-
6	Class A-2 Notes	288,400,000.00	-	-	-	-	-	-
7	Class A-3 Notes	288,500,000.00	-	-	-	-	-	-
8	Class A-4 Notes	100,000,000.00	137,818.32	-	-	137,818.32	-	-
9	Total Class A Notes	771,900,000.00	137,818.32	-	-	137,818.32	-
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	42,750,000.00	-	-

11	Total Notes	$814,650,000.00	42,887,818.32	$0.00	$0.00	$42,887,818.32	0.00

	Overcollateralization
12	Exchange Note	57,000,324.07	11,550,820.14
13	Series 2019-A Notes	78,355,077.16	138,075,030.55

14	Total Overcollateralization	135,355,401.23	149,625,850.69				Not Applicable
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				Not Applicable

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	2.94000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	345.69	0.0034569	137,818.32	1.3781832	0.00
20	Total Class A Notes		345.69	0.0004478	137,818.32	0.1785443	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	42,750,000.00	1000.0000000	0.00

22	Totals		115,770.69	0.1421110	42,887,818.32	52.6456985	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	893,005,077.16	180,962,848.87				135,949,319.88

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	144,626,936.04
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	141,239,635.89

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	4,167	9,223,242.21
28	Turn-in Ratio on Scheduled Terminations			7.85%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	10,700	192,513,669.01
30	Depreciation/Payments		(1,771,007.95)
31	Gross Credit Losses	(25)	(522,192.72)
32	Early Terminations — Regular	(2)	(47,456.47)
33	Scheduled Terminations — Returned	(113)	(1,869,863.71)
34	Payoff Units & Lease Reversals	(2,432)	(43,676,212.12)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	8,128	144,626,936.04

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2021

C.	SERVICING FEE

37	Servicing Fee Due	160,428.06

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(38,972.82)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	7,919	98.38%	140,865,977.66
44	31 - 60 Days Delinquent	99	1.23%	1,856,413.77
45	61 - 90 Days Delinquent	28	0.35%	533,361.91
46	91 -120 Days Delinquent	3	0.04%	61,022.43
47	121+ Days Delinquent	-	-	-

48	Total	8,049	100.00%	143,316,775.77

49	Total 61+ Delinquent as % End of Period Securitization Value				0.41%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.92%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	115	1,917,320.18
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(2,799,856.06)
54	Less: Excess Wear and Tear Received in Current Period		(47,918.16)
55	Less: Excess Mileage Received in Current Period		(28,810.66)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(959,264.70)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-5.98%
58	Prior Period Net Residual Losses/(Gains) Ratio		-6.43%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-4.68%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-5.17%
61	Four Month Average		-5.57%

62	Beginning Cumulative Net Residual Losses		(26,269,431.50)
63	Current Period Net Residual Losses		(959,264.70)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(27,228,696.20)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.87%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	25	522,192.72
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(380,113.56)

68	Current Period Net Credit Losses/(Gains)		142,079.16

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.89%
70	Prior Period Net Credit Losses/(Gains) Ratio		-0.25%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		-0.25%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		-0.38%
73	Four Month Average		0.00%

74	Beginning Cumulative Net Credit Losses		4,699,318.11
75	Current Period Net Credit Losses		142,079.16

76	Ending Cumulative Net Credit Losses		4,841,397.27

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.51%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	3,008,127.17
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	2,820,928.88
80	Liquidation Proceeds, Recoveries & Expenses	378,504.51
81	Insurance Proceeds	1,609.05
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	55,656.00
83	Payoff Payments	51,741,291.36
84	All Other Payments Received	-

85	Collected Amounts	58,006,116.97

86	Investment Earnings on Collection Account	1,119.78

87	Total Collected Amounts - Available for Distribution	58,007,236.75

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	160,428.06
89	Interest on the Exchange Note - to the Trust Collection Account	488,599.69
90	Principal on the Exchange Note - to the Trust Collection Account	45,013,528.99
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	12,344,680.01
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	58,007,236.75

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	62,596,835.70

95	Investment Earnings on Reserve Account	101.89

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	62,596,937.59

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	8,021.40
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	345.69
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	115,425.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	42,887,818.32
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholer	19,585,327.18

108	Total Distributions	62,596,937.59